Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, nominal value EUR 0.04 per share, reserved for future issuance under the Registrant's 2026 Incentive Award Plan (the "2026 Plan")
Amount Registered | shares	11,250,000
Proposed Maximum Offering Price per Unit	27.00
Maximum Aggregate Offering Price	$ 303,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,947.88
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common shares that become issuable under the above-named plan, by reason of any share dividend, share split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of common shares, as applicable. (b) Represents 11,250,000 shares of the Registrant's common shares reserved for issuance under the 2026 Plan. The number of shares of common shares reserved for issuance under the 2026 Plan will automatically increase on January 1 of each calendar year from January 1, 2027 through (and including) January 1, 2036, by that number of shares equal to the lesser of (i) 2% of the aggregate number of shares outstanding as of the last day of the immediately preceding fiscal year and (ii) such smaller number of shares as is determined by the board of directors of the Registrant. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the initial public offering price of the common shares, which was equal to $27.00.